Debt - Term Loan Facility (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2015
Long-term debt
Principal amount	$ 1,671,000,000	$ 1,689,000,000
U.S. Cellular Term loan facility
Long-term debt
Principal amount	191,000,000	$ 203,000,000	$ 225,000,000
Term Loan periodic payment amount	3,000,000
Subordinated Agreement | U.S. Cellular Term loan facility
Debt Instrument [Line Items]
Consolidated funded indebtedness	0
Refinancing indebtedness	$ 0
LIBOR rate | U.S. Cellular Term loan facility
Debt Instrument [Line Items]
Contractual spread	2.50%